Shareholder Fees {- Fidelity® Massachusetts AMT Tax-Free Money Market Fund}	Apr. 01, 2021 USD ($)
01.31 Fidelity Massachusetts AMT Tax-Free Money Market Fund Service PRO-08 | Fidelity® Massachusetts AMT Tax-Free Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none